Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Net Carrying Value for each Class of Leasing Assets [text block table]	Net Carrying Value of Leasing Assets Held under finance leases
in € m.	Dec 31, 2017	Dec 31, 2016
Land and buildings	14	12
Furniture and equipment	4	2
Other	0	0
Net carrying value	18	14

Future Minimum Lease Payments (Finance Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2017	Dec 31, 2016
Future minimum lease payments:
Not later than one year	8	6
Later than one year and not later than five years	20	18
Later than five years	70	67
Total future minimum lease payments	98	91
Less: Future interest charges	70	63
Present value of finance lease commitments	28	28
Future minimum lease payments to be received	0	3
Contingent rent recognized in the income statement[1]	0	0

[1]The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Future Minimum Lease Payments (Operating Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2017	Dec 31, 2016
Future minimum rental payments:
Not later than one year	684	707
Later than one year and not later than five years	1,979	2,092
Later than five years	1,901	1,093
Total future minimum rental payments	4,564	3,893
Less: Future minimum rentals to be received	58	89
Net future minimum rental payments	4,506	3,804